Note 14 - Held-to-maturity investments	12 Months Ended
Dec. 31, 2017
Held to maturity investment
Held to Maturity investment

Held-to-maturity investments

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the according to the issuer of the financial instrument, is as follows

Held-to-maturity investments. Debt Securities (*) (Millions of euros)
	2017	2016
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	5,754	8,063
Other debt securities	230	562
Issued by credit institutions	203	494
Issued by other issuers	27	68
Subtotal	5,984	8,625
Turkey	5,400	6,184
Turkey Government and other general governments agencies debt securities	4,515	5,263
Other debt securities	885	921
Issued by credit institutions	845	876
Issued by other issuers	40	45
Other countries	2,370	2,887
Other foreign governments and other general governments agencies debt securities	2,349	2,719
Other debt securities	21	168
Issued by credit institutions	-	146
Issued by other issuers	21	22
Subtotal	7,770	9,071
Total	13,754	17,696

(*) As of December 31, 2015 the Group BBVA has not registered any balances in this heading.

As of December 31, 2017 and 2016, the credit ratings of the issuers of debt securities classified as held-to-maturity investments were as follows

Held to maturity investments. Debt Securities by Rating
	December 2017		December 2016
	Book value(Millions of Euros)%		Book value(Millions of Euros)%
AA	41	0.3%	43	0.2%
AA-	-	-	134	0.8%
A+	55	0.4%	-	-
BBB+	5,667	41.2%	10,472	59.2%
BBB	2,412	17.5%	591	3.3%
BBB-	2,818	20.5%	5,187	29.3%
BB+ or below	1,696	12.3%	-	-
Without rating	1,064	7.7%	1,270	7.2%
Total	13,754	100.0%	17,696	100.0%

In 2016, some debt securities were reclassified from “Available-for-sale financial assets” to “Held-to-maturity investments” amounting to €17,650 million. This reclassification has been carried out once past the two-year penalty established in IAS-39 standard (penalization which meant not being able to keep maturity portfolio due to the significant sales that occurred in the year 2013) and since the intention of the Group regarding how to manage such securities, is to hold them until maturity. The following table shows the fair value and carrying amounts of these reclassified financial assets

Debt Securities reclassified to "Held to Maturity Investments" (Millions of euros)
	As of Reclassification date		As of December 31, 2017 (*)		As of December 31, 2016 (*)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
BBVA, S.A.	11,162	11,162	6,521	6,551	9,589	9,635
TURKIYE GARANTI BANKASI, A.S	6,488	6,488	5,381	5,392	6,230	6,083
Total	17,650	17,650	11,902	11,943	15,819	15,718

(*) The decrease in book value is mainly due to amortizations since the date of reclassification.

The fair value carrying amount of these financials asset on the date of the reclassification becomes its new amortized cost. The previous gain on that asset that has been recognized in “Accumulated other comprehensive income – Items that may be reclassified to profit or loss - Available for sale financial assets” is amortized to profit or loss over the remaining life of the held-to-maturity investment using the effective interest method. Any difference between the new amortized cost and maturity amount is also amortized over the remaining life of the financial asset using the effective interest method, similar to the amortization of a premium and a discount. This reclassification was triggered by a change in the Group´s strategy regarding the management of these securities

The following table for the years ended December 31, 2017 and 2016, includes the amount recognized in the income statement from the valuation at amortized cost of the reclassified financial assets. The Table also provides the impact recognized on the income statement and under the heading “Total Equity - Accumulated other comprehensive income”, if the reclassification had not been performed

Effect on Income Statement and Other Comprehensive Income (Millions of euros)
	As of December 31, 2017			As of December 31, 2016
	Recognized in	Effect of not Reclassifying		Recognized in	Effect of not Reclassifying
	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"
BBVA, S.A.	172	172	(18)	230	230	(86)
TURKIYE GARANTI BANKASI, A.S	545	545	(16)	326	326	(225)
Total	717	717	(34)	557	557	(311)